Other Comprehensive Income - Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income taxes	$ (3,162)	$ (1,373)
Net income available to common shareholders	7,655	5,020
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income available to common shareholders	(145)	(2,773)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains and Losses on Available-for-Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gains on available-for-sale securities	113	204
Income taxes	(38)	(69)
Net income available to common shareholders	75	135
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Pension Items [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial losses	(334)	(4,406)
Income taxes	114	1,498
Net income available to common shareholders	$ (220)	$ (2,908)